SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash, insured amount, excess		$ 250,000
Advance to promissory note payabe	$ 275,000
Amount of forgive to borrower	$ 100,000